Short-Term Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Disclosure Of Short Term Investments [Line Items]
Short-term investments	¥ 816,331	$ 128,100	¥ 1,206,539